Exhibit 99.1

CHASE ISSUANCE TRUST

Form of Monthly Information Officer’s Certificate

Monthly Period: December 2006

The undersigned, a duly authorized representative of Chase Bank USA, National Association (the “Bank”), as Servicer pursuant to the Second Amended and Restated Transfer and Servicing Agreement, dated as of March 14, 2006 (as amended, supplemented or otherwise modified, the “Transfer and Servicing Agreement”), among the Bank, as Transferor, Servicer and Administrator, Chase Issuance Trust, as Issuing Entity, and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent, does hereby certify as follows:

Item 1121(a)(1):

(a)	Record Date: December 31, 2006

(b)	Interest Period: December 15, 2006 to January 16, 2007

(1)	Interest Period for New Issuances:

A2006-7: December 18, 2006 to January 16, 2007

A2006-8: December 18, 2006 to January 16, 2007

(c)	Determination Date: January 11, 2007

(d)	Distribution Date: January 16, 2007

CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia Garvey
Name:	Patricia Garvey
Title:	Vice President